CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Income (Loss)	$ (2,760,924)	$ 2,042,352	$ 2,211,309	$ (12,606,540)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt discount	759,769	1,681,178	2,303,945	1,066,300
Change in fair value of derivative liability	608,000	(6,439,186)	(7,348,389)	7,132,131
Change in fair value of warrant liability	(142,000)	(894,000)	(1,782,000)
Shares issued for services		464,500	464,500	5,075
Consulting fees added to note payable principal	257,000	180,000	240,000	240,000
Interest expense from derivative liability		42,400
Interest expense from warrant liability		891,000	881,000	1,724,378
Extension fees added to principal balance			250,000	304,012
Loss on sale of asset				4,720
Interest Expense for extension fees added to principal	176,536	225,000
Loss on conversion of notes payable	67,600
Depreciation		2,539	12,695	5,078
Legal fees for note issuance		33,751	17,795
Shares issued for for financing fees				25,355
Changes in operating assets and liabilities:
Prepaid expenses	22,500	(135,000)	(22,500)	6,000
Prepaid expense from related party			315,000
Due from related entity			(10,204)
Accounts payable	(3,205)	(118,367)	(124,780)	34,978
Accrued expenses	566,989	133,447	203,356	586,516
Due to officer			(251,291)
Net cash provided by (used in) operating activities	(447,735)	(1,890,386)	(2,639,564)	(1,471,997)
Cash flows from investing activities:
Software Development Cost				(64,547)
Purchase of Truck				(48,500)
Sale of truck				19,280
Advances to related party				(70,710)
Due to Related Party		(66,971)
Net cash provided by (used in) investing activities		(66,971)		(164,477)
Cash flows from financing activities:
Payments to related party	(160,232)	(53,000)		(447,789)
Proceeds from exercise of warrants				60,000
Advances to officer	(46,000)	(643,552)
Advances to related entity	292,985
Payments on notes payable		(125,000)	(125,000)
Proceeds from convertible notes payable	575,000	3,275,000	3,403,750	1,152,000
Payments on convertible notes payable	(306,981)	(494,352)	(540,650)	(424,000)
Net cash provided by (used in) financing activities	354,772	1,959,096	2,738,100	1,143,336
Proceeds from notes payable				803,125
Net increase (decrease) in cash	(92,963)	1,739	98,536	(493,138)
Cash at beginning of year	98,800	264	264	493,402
Cash at end of year	5,837	2,003	98,800	264
Non-Cash Items
Convertible notes paid by officer		390,261	253,000	383,250
Debt discount from derivative on convertible notes payable	414,000	178,000	386,823	976,500
Reclass of derivative liability to equity upon repayment/conversions		654,170
Reduction in derivative liability from conversion on convertible notes payable			1,602,171	1,743,908
Debt discount from issuance of shares of common stock with convertible note		204,000
Debit discount for issuance of warrants with convertible note		507,000
Conversion of Convertible notes payable			(743,583)
Cashless exercise of warrants		1,400	5,306
Settlement of derivative liability to APIC
Convertible debt settled through issuance of common shares	638,851
Shares of common stock issued in relation to debt		53,686
Shares of common stock issued in relation to debt		34,226
Reduction in accrued compensation and due to officer			53,000
Additional Paid in Capital from payoff of convertible notes payable	$ 120,000
Debt discount from issuance of warrants with convertible note payable			1,507,000
Reduction in derivative liability from payments on convertible notes payable			(4,000)
Discount on convertible notes payable			(490,214)	27,300
Convertible debt settled through issuance of common shares			1,078,553	118,250
Debt Discount from issuance of stock conversion of debt			(392,000)
Share issued for Convertible debt			392,000
Accounts payable settled through stock issuance				88,000
Convertible notes paid by affiliate			$ 53,000